Income Taxes - Schedule of Provision for Income Taxes (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal, Current
Federal, Deferred	(2,927,149)	2,614,976
State and local, Current
State and local, Deferred	(344,371)	307,644
Income tax provision (benefit) before change in valuation allowance	(3,271,520)	2,922,620
Change in valuation allowance	3,271,520	(2,922,620)
Income tax provision (benefit)